Combined Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	May 16, 2011
Hotel receivables, allowance (in dollars)	246	406	140
Fund II Member | Series A preferred units
Series A preferred units, percentage (as a percent)	12.50%	12.50%	12.50%
Series A preferred units, authorized		250	250	250
Series A preferred units, issued		250	250	250
Series A preferred units, outstanding		250	250	250
Fund III Member | Series A preferred units
Series A preferred units, percentage (as a percent)	12.50%	12.50%	12.50%
Series A preferred units, authorized		250	250	250
Series A preferred units, issued		250	250	250
Series A preferred units, outstanding		250	250	250